FAIR VALUE OF FINANCIAL INSTRUMENTS - Fair Value Hierarchy Levels (Details) - USD ($) $ in Millions	Jun. 30, 2026	Dec. 31, 2025
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 69,529	$ 68,200
Financial liabilities	309,761	309,580
Financial assets	69,529	68,200
Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	32,519	30,033
Financial assets	32,519	30,033
Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	22,125	21,925
Financial assets	22,125	21,925
Level 1
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,176	733
Level 1 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	2,176	733
Level 1 | Accounts payable and other1
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	130	156
Level 1 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	69	42
Level 1 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 1 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	945	304
Level 1 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,162	387
Level 1 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 2
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,097	7,365
Level 2 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,109	5,504
Level 2 | Accounts payable and other1
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	3,770	3,877
Level 2 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,501	1,360
Level 2 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,640	1,658
Level 2 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	979	943
Level 2 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	989	1,543
Level 2 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	1,988	1,861
Level 3
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	15,389	14,088
Level 3 | Other financial assets
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	14,057	12,881
Level 3 | Accounts payable and other1
Disclosure of carrying value and fair value of assets and liabilities
Financial liabilities	2,854	2,349
Level 3 | Government bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	0	0
Level 3 | Corporate bonds
Disclosure of carrying value and fair value of assets and liabilities
Financial assets		810
Level 3 | Corporate bonds | Discounted cash flow [member]
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	929
Level 3 | Fixed income securities and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	7,964	7,412
Level 3 | Common shares and warrants
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	5,164	4,659
Level 3 | Accounts receivable and other
Disclosure of carrying value and fair value of assets and liabilities
Financial assets	$ 1,332	$ 1,207